Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Loans	¥ 2,430,787		¥ 2,410,149
Credit loss allowance for loans receivable	(294,355)		(427,873)	¥ (382,012)	¥ (316,124)
Loans receivable, net	¥ 2,136,432	$ 309,754	¥ 1,982,276